Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES
NOTE 8	- RELATED PARTIES
Payroll and related amounts to related parties in 2017, 2016 and 2015 were $0, $0 and $105, respectively.